UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR


			FORM 13F-HR COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR File Number: 28-05031

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	May 14, 2010
-------------------------	------------------	---------------------
    [Signature]		 	[City, State]		[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F-HR Information Table Entry Total:		43

Form 13F-HR Information Table Value Total: 		164,100
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]






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                                  TITLE OF                         SH OR     VALUE   INVESTMENT      OTHER      VOTING
NAME OF ISSUER                    CLASS              CUSIP      PRIN AMT   (X$1000)  DISCRETION    MANAGERS    AUTHORITY

ADAMS EXPRESS CO                  COM              006212104   503631 SH      5,308     SOLE         NONE          0
ADVENT CLAYMORE CV SECS & IN      COM              00764C109   124035 SH      2,084     SOLE         NONE          0
BLACKROCK INCOME TR INC           COM              09247F100   610158 SH      4,003     SOLE         NONE          0
BLACKROCK STRAT DIVD ACHIEVE      COM              09249Y107   269408 SH      2,592     SOLE         NONE          0
BLUE CHIP VALUE FD INC            COM              095333100   123000 SH        407     SOLE         NONE          0
BOULDER GROWTH & INCOME FD I      COM              101507101  3645739 SH     23,114     SOLE         NONE          0
BOULDER TOTAL RETURN FD INC       COM              101541100   176818 SH      2,626     SOLE         NONE          0
CALAMOS GBL DYN INCOME FUND       COM              12811L107   291270 SH      2,349     SOLE         NONE          0
CALAMOS STRATEGIC TOTL RETN       COM SH BEN INT   128125101   534234 SH      4,888     SOLE         NONE          0
CENTRAL EUROPE & RUSSIA FD        COM              153436100    34147 SH      1,222     SOLE         NONE          0
CLOUGH GLOBAL OPPORTUNITIES       SH BEN INT       18914E106    53501 SH        698     SOLE         NONE          0
COHEN & STEERS INFRASTRUCTUR      COM              19248A109   328008 SH      4,884     SOLE         NONE          0
CORNERSTONE PROGRESSIVE RTN       COM              21925C101  3022903 SH     22,490     SOLE         NONE          0
DWS DREMAN VAL INCOME EDGE F      COM NEW          23339M204   113089 SH      1,465     SOLE         NONE          0
DWS RREEF REAL ESTATE FD INC      COM              233384106    12100 SH         55     SOLE         NONE          0
EVERGREEN MULTI SECT INC FUN      COM SHS          30024Y104    61861 SH        928     SOLE         NONE          0
FORT DEARBORN INCOME SECS IN      COM              347200107   931442 SH     13,664     SOLE         NONE          0
GABELLI DIVD & INCOME TR          COM              36242H104   379211 SH      5,218     SOLE         NONE          0
GABELLI GLOBAL DEAL FD            COM SBI          36245G103    16000 SH        229     SOLE         NONE          0
GENERAL AMERN INVS INC            COM              368802104   150329 SH      3,725     SOLE         NONE          0
GREATER CHINA FD INC              COM              39167B102    40259 SH        487     SOLE         NONE          0
JOHN HANCOCK BK &THRIFT OPP       SH BEN INT NEW   409735206   353378 SH      5,940     SOLE         NONE          0
KOREA FD                          COM NEW          500634209     6376 SH        234     SOLE         NONE          0
LIBERTY ALL STAR EQUITY FD        SH BEN INT       530158104   722509 SH      3,425     SOLE         NONE          0
LMP CAP & INCOME FD INC           COM              50208A102   377394 SH      4,061     SOLE         NONE          0
MACQUARIE GLBL INFRA TOTL RE      COM              55608D101   303941 SH      4,845     SOLE         NONE          0
MORGAN STANLEY ASIA  PAC FD I     COM              61744U106   235952 SH      3,596     SOLE         NONE          0
MORGAN STANLEY CHINA A SH FD      COM              617468103    12720 SH        369     SOLE         NONE          0
NFJ DIVID  INT & PREM  STRTGY     COM SHS          65337H109   347916 SH      5,504     SOLE         NONE          0
NICHOLAS APPLEGATE GLBL EQ C      COM              65370L108    12140 SH        205     SOLE         NONE          0
NUVEEN MULT CURR ST GV INCM       COM              67090N109   164024 SH      2,477     SOLE         NONE          0
PETROLEUM & RES CORP              COM              716549100   125605 SH      2,992     SOLE         NONE          0
RIVUS  BOND FUND                  COM              769667106    42016 SH        719     SOLE         NONE          0
ROYCE MICRO-CAP TR INC            COM              780915104   388381 SH      3,181     SOLE         NONE          0
ROYCE VALUE TR INC                COM              780910105   470750 SH      5,576     SOLE         NONE          0
SOURCE CAP INC                    COM              836144105    42059 SH      1,952     SOLE         NONE          0
TAIWAN FD INC                     COM              874036106   148242 SH      2,072     SOLE         NONE          0
TEMPLETON DRAGON FD INC           COM              88018T101    55263 SH      1,432     SOLE         NONE          0
THAI FD INC                       COM              882904105    14580 SH        142     SOLE         NONE          0
TRI CONTL CORP                    COM              895436103   433829 SH      5,323     SOLE         NONE          0
WESTERN ASSET EMRG MKT DEBT       COM              95766A101   251708 SH      4,569     SOLE         NONE          0
WESTERN ASSET EMRG MKT INCM       COM              95766E103   191474 SH      2,418     SOLE         NONE          0
WESTERN ASSET GBL HI INCOME       COM              95766B109    54543 SH        632	    SOLE         NONE          0

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